Stockholders' Equity (Tables)	3 Months Ended
Mar. 31, 2021
Equity [Abstract]
Summary of Ordinary Shares, and Deferred Shares Issued

The table below reflects the number of ordinary shares and deferred shares issued and outstanding at March 31, 2021 and December 31, 2020.

	March 31,	December 31,
	2021	2020
Ordinary shares	35,843,902	35,854,945
Deferred shares of £0.00001	28,847	144,517,898
Deferred shares of £0.001	—	123,638,835
Deferred shares of £100,000	1	—
Total ordinary and deferred shares	35,872,750	304,011,678